Right-of-Use Asset/Lease Liability (Tables)	12 Months Ended
Jun. 30, 2024
Right-of-Use Asset/Lease Liability [Abstract]
Schedule of Right-of-Use Asset and Lease Liability
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Right-of-use asset
Cost

As at July 1	503,272	222,984	-
Additions	-	280,288	222,984
As at June 30	503,272	503,272	222,984

Accumulated depreciation

As at July 1	(243,746)	(116,801)	-
Charge for the year	(124,572)	(126,945)	(116,801)
As at June 30	(368,318)	(243,746)	(116,801)

Net carrying amount	134,954	259,526	106,183
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Lease liability

As at July 1	260,592	108,069	-
Additions	-	280,288	222,984
Interest charged	10,307	4,235	6,085
	270,899	392,592	229,069
Payment of:
- principal	(121,693)	(127,765)	(114,915)
- interest	(10,307)	(4,235)	(6,085)
	(132,000)	(132,000)	(121,000)
Net carrying amount	138,899	260,592	108,069

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
At the end of the year

Represented by:
Current liabilities	127,945	121,693	108,069
Non-current liabilities	10,954	138,899	-
	138,899	260,592	108,069

Schedule of Amounts Recognized in Profit or Loss	The following are the amounts recognized in profit or loss:
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
Administrative expenses:
- depreciation of right of use asset	124,572	126,945	116,801
- expense relating to short-term leases	81,756	96,000	104,774
- expense relating to leases of low-value assets	6,360	6,095	4,770

Finance costs:
- interest expense on lease liability	10,307	4,235	6,085

Schedule of Maturity Profile of the Lease Liability	The table below summarizes the maturity profile of the lease liability as at the end of the reporting period based on contractual undiscounted repayment obligations as follows:
	Weighted average incremental borrowing rate	Within one year	One to five years	Total
	%	RM	RM	RM
June 30, 2024

Lease liability	3.88-5.02	132,000	11,000	143,000

June 30, 2023

Lease liability	3.88-5.02	132,000	143,000	275,000

June 30, 2022

Lease liability	3.88	110,000	-	110,000

Schedule of Reconciliation of Liability Arising from Financing Activities	For the purpose of the statements of cash flows, the reconciliation of liability arising from financing activities as follows:
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Cash flows	(132,000)	(132,000)	(121,000)

Non-cash flows
- additions	-	280,288	222,984
- accretion of interest	10,307	4,235	6,085
At the end of the year	(121,693)	152,523	108,069